Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Statutory to Effective Federal Income Tax Rate Reconciliation
A reconciliation of the statutory U.S. federal income tax rate to the Company's effective tax rate is as follows:

	Year Ended December 31,
	2017	2016	2015
Federal statutory rate	34.0%	34.0%	34.0%
State taxes	1.1%	1.2%	2.9%
Change in Statutory Rate	(25.6)%	-	-
Permanent differences	(11.0)%	(10.6)%	(5.8)%
Research and development	21.2%	16.0%	14.3%
State taxes/ sale of NOL	4.8%	4.5%	3.8%
Valuation allowance	(19.7)%	(40.6)%	(45.8)%
Other	-	-	0.4%
Effective tax rate	4.8%	4.5%	3.8%

Deferred Tax Assets
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows:

	December 31,
	2017	2016
Federal net operating losses	$21,312,121	$23,644,647
State net operating losses	2,268,249	1,554,730
Stock options	1,608,750	1,419,494
Federal tax credit	24,060,243	12,709,438
State tax credits	384,740	353,684
Amortization	612,878	69,529
Accrued expense	7,027	2,731
Other	30,999	18,042
Total gross deferred tax assets	50,285,007	39,772,295
Less valuation allowance	(50,285,007)	(39,772,295)
Net deferred tax assets	$-	$-